Other Non-Current Assets - Disclosure of movement in ARM BBEE Trust Loan (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of financial assets [line items]
Day 1 Expense	R 0	R 0	R 87
ARM BBEE Trust
Disclosure of financial assets [line items]
Non-current financial assets at fair value through profit or loss	148
Repayments Of Loans	74	65
Settlement of loan			264
Refinanced loan advances			R 264
Non-current financial assets at fair value through profit or loss	R 101	R 148